Income Taxes - Schedule of Reconciliations of Statutory Income Tax Rate (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations of Statutory Income Tax Rate [Abstract]
Federal		21.00%	21.00%
State of California	21.00%	6.90%	6.81%
Permanent difference		(0.11%)	(4.19%)
Change in valuation allowance		(27.83%)	(26.69%)
Effective tax rate		(0.04%)	(3.07%)